Income Taxes, federal and state income tax expense reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax expense (benefit)
Current federal income tax expense	$ 181,579	$ 9,705	$ (94,627)
Current state income tax expense	11,614	5,092	5,583
Deferred federal income tax expense	(65,970)	61,113	214,722
Deferred state income tax expense	(1,180)	(2,328)	(12,175)
Total income tax expense	$ 126,043	$ 73,582	$ 113,503